Other Real Estate Owned - Summary of Expenses Applicable to Other Real Estate Owned (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned	$ 41	$ 1,422
Losses Recorded During the Year	2,591	687
Fair value on a nonrecurring basis [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Total Losses	719	1,021
Losses Recorded During the Year	2	367
Fair value on a nonrecurring basis [Member] | Foreclosed Real Estate [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned	41	1,422
Total Losses		428
Losses Recorded During the Year	0	0
Fair value on a nonrecurring basis [Member] | Foreclosed Real Estate [Member] | Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned	$ 41	$ 1,422